Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.40%	4.90%
Expected long-term rate of return on Plans' assets	7.00%	7.00%
Rate of compensation increase	1.30%	1.50%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.50%	4.90%
Health care cost trend rate assumed for next year	6.50%	6.00%
Ultimate health care cost trend rate	4.00%	4.00%